RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Revenue generated		$ 619,193
Cost of revenue		549,813
Accounts receivable		40,176
Rent paid for sublease		90,000
Services agreement		54,159
Promissory notes	$ 370,556	370,556
Accrued interest	23,731	7,939
Interest expense	183,286	143,987
Debt discount amortization	$ 144,409	$ 114,404